Receivables and Other Current Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Receivables (Note 16)	€ 7,340	€ 6,903
Trade receivables	9,680	8,926
Impairment of trade receivables	(2,891)	(2,531)
Receivables from associates and joint ventures (Note 10)	151	121
Other receivables	400	387
Other current assets	1,794	1,384
Contractual assets (Note 23)	195	133
Capitalized costs (Note 23)	885	668
Prepayments	714	583
Total	€ 9,134	€ 8,287